UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

ICM SMALL COMPANY PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2009

                               INVESTMENT ADVISER:

                     INVESTMENT COUNSELORS OF MARYLAND, LLC

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................   11
Statement of Operations ...................................................   12
Statement of Changes in Net Assets ........................................   13
Financial Highlights ......................................................   14
Notes to Financial Statements .............................................   15
Report of Independent Registered Public Accounting Firm ...................   24
Disclosure of Portfolio Expenses ..........................................   25
Trustees and Officers of The Advisors' Inner Circle Fund ..................   28
Notice to Shareholders ....................................................   36

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

Dear Shareholder:

The historic bear market that began in October 2007 finally reached bottom in March 2009 midway through the ICM Small Company Portfolio's (the "Portfolio") second fiscal quarter. Since then, the U.S. equity market and the Portfolio have experienced a very strong recovery. As a result, the Portfolio produced a positive return for the fiscal year ended October 31, 2009 and outperformed its primary benchmark, the Russell 2000(R) Value Index (the "Index"), by a fairly wide margin.

                                                                    TOTAL RETURNS
                                  ---------------------------------------------------------------------------------
                                  1ST FISCAL QTR   2ND FISCAL QTR   3RD FISCAL QTR   4TH FISCAL QTR    FISCAL YEAR
                                  --------------   --------------   --------------   --------------   -------------
                                   NOV. 1, 2008-    FEB. 1, 2009-    MAY 1, 2009-     AUG. 1, 2009-   NOV. 1, 2008-
                                   JAN. 31, 2009    APR. 30, 2009    JULY 31, 2009    OCT. 31, 2009   OCT. 31, 2009
                                  --------------   --------------   --------------   --------------   -------------
ICM SMALL CO. PORTFOLIO* ......       -19.14%          14.20%           16.09%            4.41%           11.92%
Russell 2000(R) Value Index ...       -19.55%           8.63%           13.62%            2.68%            1.96%
Russell 2000(R) Index .........       -17.09%          10.48%           14.60%            1.41%            6.46%
Russell 2000(R) Growth Index ..       -14.38%          12.40%           15.55%            0.13%           11.34%
S&P 500 Index .................       -14.09%           6.48%           13.81%            5.48%            9.80%

          PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------
                                             Since Inception
   1 year         5 years       10 years         4/19/89
End 10/31/09   End 10/31/09   End 10/31/09    Thru 10/31/09*
------------   ------------   ------------   ---------------
   11.92%          2.66%          9.18%           11.96%

* THE RETURNS SHOWN FOR THE ICM SMALL COMPANY PORTFOLIO ARE NET OF ALL FEES AND EXPENSES.

     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES ARE 0.89%.

     TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT www.icomd.com.

There were two primary reasons for the Portfolio's strong relative performance. First, in contrast to last year, the Portfolio's underweight position in the Financial Services sector and good relative performance by the Portfolio's holdings in that sector proved beneficial in Fiscal 2009 and accounted for a little over half of the nearly 1,000 basis point spread. As we have pointed out in the past, value stock-oriented indexes, such as the Russell 2000(R) Value Index, are heavily weighted in Financial Services companies and the Portfolio's relative weight and the performance of its Financial Services holdings will usually have a significant influence on its return relative to the Index.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

The second major reason for the good performance was our commitment to our investment disciplines. As the market continued to decline in early calendar 2009, we continued to invest in economically sensitive sectors where we thought the best value resided. We did not become defensive and raise cash or move to defensive sectors such as Utilities or Consumer Staples. This strategy worked very well coming off the bottom in March.

As we enter the new fiscal year, there is a widespread agreement that the recession ended this past summer. Unlike last year at this time, the financial markets are working fairly well and public companies have been able to refinance their debt obligations. Banks, in particular, have taken advantage of this benign environment to raise an enormous amount of equity capital. We have increased the exposure in the Portfolio to Financial Services by buying positions in a number of banks that we believe can take advantage of sales of their competitors by the FDIC. As a result, the underweight position in Financial Services has been reduced.

We agree with those who say that the continued aggressive monetary policy of the Federal Reserve is a significant factor in the strength of the equity markets here and abroad. This aggressively easy monetary policy is also impacting the commodity and currency markets with commodities rising in value and the dollar declining in value. Thus, the strength of the commodity and equity markets here and in Europe probably overstate the strength of the economies in the U.S. and the Euro-Zone. Despite the likelihood of a sluggish recovery, corporate earnings are poised to expand rapidly on even modest revenue growth. Cost cutting has been extensive and margin expansion is already evident. This profit recovery combined with near zero interest rates on cash reserves is likely to continue to support stock prices and, over time, drive more money into the equity market. Thus, we do not envision a sharp correction in stock prices despite the magnitude of the rally off the bottom.

Respectfully,


/s/ Robert D. McDorman, Jr.
Robert D. McDorman, Jr.
Principal

Investment Counselors of Maryland, LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

Growth of a $2,500,000 Investment

                          AVERAGE ANNUAL TOTAL RETURNS
                       FOR PERIOD ENDED OCTOBER 31, 2009

         Annualized   Annualized   Annualized
1 Year     5 Year       10 Year     Inception
Return     Return       Return      to Date*
------   ----------   ----------   ----------
11.92%      2.66%        9.18%       11.96%

                               (PERFORMANCE GRAPH)

             ICM Small    Russell 2000   Russell 2000
           Company Fund       Index       Value Index
           ------------   ------------   ------------
10/31/99    $2,500,000     $2,500,000     $2,500,000
10/31/00    $2,992,781     $2,935,179     $2,932,411
10/31/01    $3,424,455     $2,562,403     $3,189,102
10/31/02    $3,487,352     $2,265,953     $3,108,433
10/31/03    $4,673,478     $3,248,571     $4,360,814
10/31/04    $5,275,983     $3,629,606     $5,145,414
10/31/05    $5,972,439     $4,068,124     $5,816,248
10/31/06    $7,140,919     $4,880,849     $7,147,967
10/31/07    $8,186,959     $5,333,394     $7,294,327
10/31/08    $5,375,670     $3,511,431     $5,066,700
10/31/09    $6,016,384     $3,738,171     $5,165,943

*    THE ICM SMALL COMPANY PORTFOLIO COMMENCED OPERATIONS ON APRIL 19, 1989.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
              REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.

 THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S
                 RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.

  IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
        ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Financial Services       22.4%
Producer Durables        20.8%
Technology               13.5%
Materials & Processing   12.7%
Consumer Discretionary   12.7%
Health Care               7.4%
Energy                    5.2%
Consumer Staples          2.3%
Utilities                 2.3%
Short-Term Investments    0.7%

+    Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.4%

                                   SHARES       VALUE
                                  -------   ------------
CONSUMER DISCRETIONARY -- 12.3%
   Arbitron ...................   218,600   $  4,739,248
   BorgWarner .................   306,900      9,305,208
   Brown Shoe .................   754,000      7,818,980
   Callaway Golf ..............   575,300      3,935,052
   Carter's* ..................   389,900      9,201,640
   Columbia Sportswear ........   305,800     11,635,690
   Cooper Tire & Rubber .......   933,900     14,251,314
   Dick's Sporting Goods* .....   581,300     13,189,697
   Gentex .....................   511,300      8,185,913
   Group 1 Automotive .........   413,300     10,506,086
   Insight Enterprises* .......   888,000      9,341,760
   JOS A Bank Clothiers* ......   186,500      7,642,770
   MDC Holdings ...............   169,100      5,516,042
   Men's Wearhouse ............   616,200     14,277,354
   Monro Muffler ..............   117,200      3,632,028
   Movado Group ...............   248,900      2,608,472
   Outdoor Channel Holdings* ..   224,100      1,550,772
   Regis ......................   327,600      5,320,224
   Rush Enterprises, Cl A* ....   179,500      1,960,140
   Ryland Group ...............   168,000      3,116,400
                                            ------------
                                             147,734,790
                                            ------------
CONSUMER STAPLES -- 2.3%
   Chattem* ...................   146,700      9,296,379
   J&J Snack Foods ............   250,600      9,816,002
   Ralcorp Holdings* ..........   148,800      7,990,560
                                            ------------
                                              27,102,941
                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
ENERGY -- 5.1%
   Comstock Resources* ..........................       192,000   $    7,889,280
   Equities CORP ................................       204,700        8,568,742
   Oceaneering International* ...................       305,200       15,595,720
   Penn Virginia ................................        23,100          467,775
   Tetra Technologies* ..........................       279,200        2,641,232
   Unit* ........................................       258,300       10,094,364
   Whiting Petroleum* ...........................       270,100       15,233,640
                                                                  --------------
                                                                      60,490,753
                                                                  --------------
FINANCIAL SERVICES -- 21.7%
   Assured Guaranty .............................       513,300        8,510,514
   Berkshire Hills Bancorp ......................       350,600        7,204,830
   Brandywine Realty Trust+ .....................       501,630        4,795,583
   Camden Property Trust+ .......................       152,300        5,520,875
   CapLease+ ....................................     1,389,000        4,764,270
   Cogdell Spencer+ .............................       413,100        1,916,784
   Cohen & Steers ...............................       285,600        5,520,648
   Columbia Banking System ......................       542,100        7,968,870
   CVB Financial ................................     1,231,485        9,864,195
   Delphi Financial Group, Cl A .................       278,800        6,049,960
   Dime Community Bancshares ....................       404,300        4,443,257
   Duke Realty+ .................................       182,900        2,055,796
   Encore Bancshares* ...........................       219,300        1,688,610
   Euronet Worldwide* ...........................       406,200        9,606,630
   Financial Federal ............................       206,100        4,208,562
   First Financial Bancorp ......................       932,100       11,819,028
   First Financial Holdings .....................       134,500        1,814,405
   First Industrial Realty Trust+ ...............       179,900          782,565
   First Mercury Financial ......................       578,800        7,350,760
   Flushing Financial ...........................       362,500        4,070,875
   FNB ..........................................     1,040,800        7,368,864
   Hanover Insurance Group ......................       156,700        6,592,369
   Hersha Hospitality Trust+ ....................       673,600        1,724,416
   HFF, Cl A* ...................................       407,200        2,341,400
   Hudson Valley Holding ........................       221,000        5,525,000
   Iberiabank ...................................        58,000        2,511,980
   Jack Henry & Associates ......................       442,100       10,199,247
   Kite Realty Group Trust+ .....................       797,600        2,959,096
   LaSalle Hotel Properties+ ....................       290,600        4,986,696

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
FINANCIAL SERVICES -- CONTINUED
   Lexington Realty Trust+ ......................       370,541   $    1,552,567
   Liberty Property Trust+ ......................       164,200        4,822,554
   Mack-Cali Realty+ ............................       166,200        5,143,890
   Meadowbrook Insurance Group ..................       288,810        1,943,691
   National Penn Bancshares .....................       522,700        2,937,574
   Navigators Group* ............................       133,400        7,079,538
   Pacific Continental ..........................        20,000          218,000
   Parkway Properties+ ..........................       206,300        3,641,195
   ProAssurance* ................................        98,500        4,952,580
   Prosperity Bancshares ........................       320,700       11,477,853
   Ramco-Gershenson Properties+ .................       130,500        1,153,620
   Selective Insurance Group ....................       498,300        7,633,956
   Sterling Bancshares ..........................       990,700        5,518,199
   Trico Bancshares .............................       418,000        6,111,160
   Union Bankshares .............................       411,700        5,072,144
   United Community Banks* ......................       796,700        3,234,602
   Univest Corp of Pennsylvania .................       143,500        2,759,505
   Waddell & Reed Financial, Cl A ...............       414,600       11,633,676
   Weingarten Realty Investors+ .................       329,400        6,093,900
   Whitney Holding ..............................       343,700        2,759,911
   Wilmington Trust .............................       604,400        7,283,020
   Wright Express* ..............................       126,200        3,522,242
                                                                  --------------
                                                                     260,711,462
                                                                  --------------
HEALTH CARE -- 7.2%
   Bio-Rad Laboratories, Cl A* ..................       239,600       21,417,844
   Cardiac Science* .............................       420,641        1,472,244
   Conmed* ......................................       687,300       14,563,887
   Dentsply International .......................       143,100        4,716,576
   Hanger Orthopedic Group* .....................       652,900        9,036,136
   Medical Action Industries* ...................       400,400        4,380,376
   Omnicare .....................................       339,000        7,346,130
   Sirona Dental Systems* .......................       556,700       14,980,797
   West Pharmaceutical Services .................       216,200        8,533,414
                                                                  --------------
                                                                      86,447,404
                                                                  --------------
MATERIALS & PROCESSING -- 12.3%
   Acuity Brands ................................       188,300        5,961,578
   Aptargroup ...................................       561,500       19,826,565
   Beacon Roofing Supply* .......................       336,900        4,837,884

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
MATERIALS & PROCESSING -- CONTINUED
   Belden CDT ...................................       355,200   $    8,151,840
   Brady, Cl A ..................................       231,800        6,277,144
   Carpenter Technology .........................       394,300        8,292,129
   Comfort Systems USA ..........................       819,100        8,928,190
   Cytec Industries .............................       184,900        6,133,133
   Ferro ........................................       506,800        3,106,684
   Gibraltar Industries .........................       591,900        6,404,358
   Interline Brands* ............................       848,200       12,383,720
   Kaydon .......................................       299,100       10,465,509
   Northwest Pipe* ..............................       175,000        5,267,500
   OM Group* ....................................       444,000       11,996,880
   Quanex Building Products .....................       487,200        7,244,664
   Rogers* ......................................       431,300       11,192,235
   Sensient Technologies ........................       459,200       11,613,168
                                                                  --------------
                                                                     148,083,181
                                                                  --------------
PRODUCER DURABLES -- 20.2%
   Actuant, Cl A ................................       852,700       13,310,647
   Albany International, Cl A ...................       588,000        9,796,080
   Allegiant Travel, Cl A* ......................       308,800       11,644,848
   Ametek .......................................       524,050       18,284,105
   CBIZ* ........................................     1,247,000        8,778,880
   Celadon Group* ...............................       682,200        6,658,272
   Compass Diversified Holdings .................     1,040,800       10,647,384
   ESCO Technologies* ...........................       279,800       10,990,544
   Esterline Technologies* ......................       284,400       11,976,084
   Gardner Denver* ..............................       222,000        7,972,020
   Granite Construction .........................       459,400       13,120,464
   Heico, Cl A ..................................       310,500        9,582,030
   Itron* .......................................        81,200        4,875,248
   Kaman ........................................       573,500       11,848,510
   Kirby* .......................................       224,600        7,591,480
   Littelfuse* ..................................       532,500       14,675,700
   Marten Transport* ............................         5,500           96,470
   Measurement Specialties* .....................       895,100        6,901,221
   Michael Baker* ...............................       298,400       10,652,880
   MTS Systems ..................................        31,500          834,750
   NN Inc. ......................................       357,300        1,589,985
   Old Dominion Freight Line* ...................        93,200        2,422,268
   Orbital Sciences* ............................       742,000        9,556,960

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
PRODUCER DURABLES -- CONTINUED
   Regal-Beloit .................................       292,300   $   13,703,024
   Rush Enterprises, Cl B* ......................       101,600          929,640
   Saia* ........................................       238,200        3,492,012
   Tennant ......................................       273,400        7,288,844
   Triumph Group ................................       142,300        6,661,063
   Watson Wyatt Worldwide, Cl A .................       143,000        6,231,940
                                                                  --------------
                                                                     242,113,353
                                                                  --------------
TECHNOLOGY -- 13.1%
   ATMI* ........................................       592,000        8,968,800
   Black Box ....................................       330,000        8,748,300
   Coherent* ....................................       172,700        4,339,951
   CommScope* ...................................       640,100       17,295,502
   Cymer* .......................................       363,800       12,456,512
   Diebold ......................................       386,600       11,690,784
   Emulex* ......................................       758,500        7,660,850
   Formfactor* ..................................       310,800        5,280,492
   Harmonic* ....................................     1,011,700        5,311,425
   Harris Stratex Networks, Cl A* ...............     1,099,700        6,928,110
   Integrated Device Technology* ................     1,467,500        8,628,900
   Jabil Circuit ................................       491,100        6,570,918
   Micros Systems* ..............................       377,700       10,167,684
   ON Semiconductor* ............................     1,608,920       10,763,675
   PDF Solutions* ...............................       699,300        2,475,522
   Progress Software* ...........................       385,200        8,898,120
   Silicon Motion Technology ADR* ...............       262,700          914,196
   Tekelec* .....................................       728,700       10,945,074
   THQ* .........................................       193,450        1,011,743
   Xyratex* .....................................       832,500        8,699,625
                                                                  --------------
                                                                     157,756,183
                                                                  --------------
UTILITIES -- 2.2%
   Avista .......................................        92,900        1,761,384
   Cleco ........................................       416,900       10,318,275
   Iowa Telecommunications Services .............       114,600        1,348,842
   Piedmont Natural Gas .........................       552,500       12,862,200
                                                                  --------------
                                                                      26,290,701
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $1,156,239,501) .....................                  1,156,730,768
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

REPURCHASE AGREEMENT -- 0.7%

                                                        FACE
                                                       AMOUNT          VALUE
                                                    -----------   --------------
HSBC
   0.010%, dated 10/30/09, to be repurchased
   on 11/02/09, repurchase price $8,292,204
   (collateralized by a Corporate Bond, par
   value $8,330,000, 2.000%, 04/02/12 total
   market value $8,462,244) (Cost $8,292,197)....   $ 8,292,197   $    8,292,197
                                                                  --------------
TOTAL INVESTMENTS -- 97.1%
   (Cost $1,164,531,698).........................                 $1,165,022,965
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,200,419,597.

*    NON-INCOME PRODUCING SECURITY.

+    REAL ESTATE INVESTMENT TRUSTS

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Value (Cost $1,164,531,698) .................   $1,165,022,965
   Receivable for Investment Securities Sold ..................       39,541,846
   Receivable for Capital Shares Sold .........................        1,245,689
   Dividends and Interest Receivable ..........................          355,694
   Prepaid Expenses ...........................................           10,163
                                                                  --------------
      TOTAL ASSETS ............................................    1,206,176,357
                                                                  --------------
LIABILITIES:
   Payable for Capital Shares Redeemed ........................        4,666,890
   Payable due to Investment Advisor ..........................          778,728
   Payable due to Administration ..............................           72,102
   Chief Compliance Officer Fees Payable ......................            3,131
   Payable due to Trustees ....................................            1,851
   Other Accrued Expenses .....................................          234,058
                                                                  --------------
      TOTAL LIABILITIES .......................................        5,756,760
                                                                  --------------
   NET ASSETS .................................................   $1,200,419,597
                                                                  ==============
NET ASSETS CONSIST OF:
   Paid-in Capital ............................................   $1,259,809,258
   Undistributed Net Investment Income ........................          979,993
   Accumulated Net Realized Loss on Investments ...............      (60,860,921)
   Net Unrealized Appreciation on Investments .................          491,267
                                                                  --------------
   NET ASSETS .................................................   $1,200,419,597
                                                                  ==============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ..................       53,627,744
                                                                  --------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share ............................................   $        22.38
                                                                  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO FOR THE
                                                               YEAR ENDED
                                                               OCTOBER 31, 2009

STATEMENT OF OPERATIONS

INVESTMENT INCOME
   Dividends ..................................................   $ 11,747,079
   Interest ...................................................         49,505
   Securities Lending .........................................        200,669
                                                                  ------------
      TOTAL INCOME ............................................     11,997,253
                                                                  ------------
EXPENSES
   Investment Advisory Fees ...................................      7,015,012
   Administration Fees ........................................        724,872
   Chief Compliance Officer Fees ..............................          9,433
   Trustees' Fees .............................................          7,536
   Shareholder Servicing Fees .................................        799,272
   Transfer Agent Fees ........................................         93,804
   Printing Fees ..............................................         60,183
   Legal Fees .................................................         41,937
   Custodian Fees .............................................         37,921
   Registration and Filing Fees ...............................         31,659
   Audit Fees .................................................         18,613
   Other Expenses .............................................         39,481
                                                                  ------------
      TOTAL EXPENSES ..........................................      8,879,723
Less: Fees Paid Indirectly (See Note 4) .......................           (477)
                                                                  ------------
      NET EXPENSES ............................................      8,879,246
                                                                  ------------
NET INVESTMENT INCOME .........................................      3,118,007
                                                                  ------------
NET REALIZED LOSS ON INVESTMENTS ..............................    (59,084,311)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..........    170,128,576
                                                                  ------------
TOTAL NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .........    111,044,265
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $114,162,272
                                                                  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                          YEAR             YEAR
                                                                         ENDED             ENDED
                                                                       OCTOBER 31,      OCTOBER 31,
                                                                          2009             2008
                                                                     --------------   --------------
OPERATIONS:
   Net Investment Income .........................................   $    3,118,007   $    6,293,620
   Net Realized Gain (Loss) on Investments .......................      (59,084,311)     127,135,613
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............................      170,128,576     (714,139,137)
                                                                     --------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ............................................      114,162,272     (580,709,904)
                                                                     --------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................................       (5,360,433)      (7,942,526)
   Net Realized Gains ............................................     (125,724,804)    (214,263,593)
                                                                     --------------   --------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................     (131,085,237)    (222,206,119)
                                                                     --------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................      293,945,475      330,978,024
   In Lieu of Cash Distributions .................................      125,038,262      213,359,661
   Redeemed ......................................................     (286,196,305)    (346,931,920)
                                                                     --------------   --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS ...      132,787,432      197,405,765
                                                                     --------------   --------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ....................      115,864,467     (605,510,258)
NET ASSETS:
   Beginning of Year .............................................    1,084,555,130    1,690,065,388
                                                                     --------------   --------------
   End of Year ...................................................   $1,200,419,597   $1,084,555,130
                                                                     ==============   ==============
   Undistributed Net Investment Income ...........................   $      979,993   $    1,378,302
                                                                     ==============   ==============
SHARE TRANSACTIONS:
   Issued ........................................................       14,944,114       10,600,305
   In Lieu of Cash Distributions .................................        7,062,641        6,397,643
   Redeemed ......................................................      (15,044,625)     (11,341,303)
                                                                     --------------   --------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ....        6,962,130        5,656,645
                                                                     ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEARS ENDED OCTOBER 31,
                               ---------------------------------------------------------------------
                                  2009            2008            2007         2006          2005
                               ----------      ----------      ----------   ----------    ----------
Net Asset Value,
   Beginning of Year .......   $    23.24      $    41.21      $    41.72   $    37.19    $    34.88
                               ----------      ----------      ----------   ----------    ----------
Income from
   Operations:
   Net Investment Income
      (Loss)* ..............         0.06            0.14            0.17        (0.01)        (0.03)
   Net Realized and
      Unrealized Gain
      (Loss) ...............         1.93          (12.66)           5.33         6.95          4.57
                               ----------      ----------      ----------   ----------    ----------
Total from Operations ......         1.99          (12.52)           5.50         6.94          4.54
                               ----------      ----------      ----------   ----------    ----------
Dividends and Distributions:
   Net Investment Income ...        (0.10)          (0.17)          (0.18)          --         (0.01)
   Net Realized Gain .......        (2.75)          (5.28)          (5.83)       (2.41)        (2.22)
                               ----------      ----------      ----------   ----------    ----------
Total Dividends and
   Distributions ...........        (2.85)          (5.45)          (6.01)       (2.41)        (2.23)
                               ----------      ----------      ----------   ----------    ----------
Net Asset Value,
   End of Year .............   $    22.38      $    23.24      $    41.21   $    41.72    $    37.19
                               ==========      ==========      ==========   ==========    ==========
TOTAL RETURN+ ..............        11.92%         (34.34)%         14.65%       19.56%        13.20%
                               ==========      ==========      ==========   ==========    ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Year
   (Thousands) .............   $1,200,420      $1,084,555      $1,690,065   $1,517,032    $1,476,941
Ratio of Expenses to
   Average Net
   Assets ..................         0.89%(1)        0.87%(1)        0.87%        0.90%         0.87%
Ratio of Net Investment
   Income (Loss) to
   Average Net
   Assets ..................         0.31%           0.44%           0.42%       (0.03)%       (0.08)%
Portfolio Turnover Rate ....           33%             29%             35%          21%           17%

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.89% AND 0.87%, RESPECTIVELY.

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

     AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2009

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization. The Portfolio normally seeks to achieve its objective by investing at least 80% of its net assets at the time of initial purchase in common stocks of companies that have market capitalizations that are under $2 billion. The Portfolio may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter markets operated by the NASD. The Portfolio invests mainly in common stocks, but it may also invest in other types of equity securities. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2009, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

INVESTMENTS IN SECURITIES      LEVEL 1         LEVEL 2    LEVEL 3        TOTAL
-------------------------   --------------   ----------   -------   ------------
Common Stock                $1,156,730,768   $       --     $--     $1,156,730,768
Repurchase Agreement                    --    8,292,197      --          8,292,197
                            --------------   ----------     ---     --------------
Total Investments
   in Securities            $1,156,730,768   $8,292,197     $--     $1,165,022,965
                            ==============   ==========     ===     ==============

     For the year ended October 31, 2009, there have been no significant changes to the Portfolio's fair value methodologies.

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the year ended October 31, 2009, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Portfolio did not incur any interest or penalties.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis on the settlement date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC (the "Adviser"). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio may earn cash management credits which can be used to offset transfer agent expenses. During the year ended October 31, 2009, the Portfolio earned credits of $477 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc., a company wholly-owned by Old Mutual (US) Holdings Inc. and ICM Management LLC, a company wholly-owned by nine officers of the Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2009, the Portfolio made purchases of $322,237,511 and had sales of $317,738,793 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent in nature they are charged or credited to paid in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the difference arise. Accordingly, the following permanent differences related to investments in REITs and reclassification of distributions. These reclassifications had no impact on net assets or net asset value of the Portfolio.

Accordingly, the following permanent differences, primarily attributable to REIT adjustments and distribution reclassifications, have been reclassified to/from the following accounts as of October 31, 2009.

 UNDISTRIBUTED   ACCUMULATED
NET INVESTMENT   NET REALIZED
    INCOME           LOSS
--------------   ------------
  $1,844,117     $(1,844,117)

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

         ORDINARY      LONG-TERM
          INCOME     CAPITAL GAINS       TOTAL
       -----------   -------------   ------------
2009   $ 4,651,824    $126,433,413   $131,085,237
2008    19,114,127     203,091,992    222,206,119

As of October 31, 2009, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income   $    980,006
Capital Loss Carryforwards       (60,407,143)
Net Unrealized Appreciation           37,476
                                ------------
Total Accumulated Losses        $(59,389,661)
                                ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2009, the Portfolio had the following capital loss carryforwards:

YEAR EXPIRING      AMOUNT
-------------   -----------
    2017        $60,407,143

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2009, were as follows:

                   AGGREGATE      AGGREGATE
                     GROSS          GROSS
    FEDERAL       UNREALIZED      UNREALIZED    NET UNREALIZED
   TAX COST      APPRECIATION    DEPRECIATION    APPRECIATION
--------------   ------------   -------------   --------------
$1,164,985,489   $223,007,929   $(222,970,453)     $37,476

8. OTHER:

At October 31, 2009, 34% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

9. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It's the Portfolio's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At October 31, 2009, there were no securities on loan to brokers. For the year ended October 31, 2009, the Portfolio received dividends on cash collateral investments of $200,669 for securities lending transactions, which are net of compensation to counterparties.

10. SUBSEQUENT EVENTS:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 21, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
ICM Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ICM Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2009

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways.

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) (CONCLUDED)

                         BEGINNING    ENDING                  EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE      EXPENSE      DURING
                          5/1//09    10/31/09      RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,212.10      0.88%       $4.91
HYPOTHETICAL 5% RETURN    1,000.00    1,020.77      0.88         4.48

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                      This Page Intentionally Left Blank.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that

                                                           TERM OF
                                    POSITION(S)           OFFICE AND
       NAME, ADDRESS,                HELD WITH             LENGTH OF
          AGE(1)                     THE TRUST          TIME SERVED(2)
---------------------------   -----------------------   --------------
INTERESTED
BOARD MEMBERS
ROBERT A. NESHER                      Chairman           (Since 1991)
63 yrs. old                         of the Board
                                    of Trustees

WILLIAM M. DORAN                      Trustee            (Since 1992)
1701 Market Street
Philadelphia, PA 19103
69 yrs. old

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-234-5426. The following chart lists Trustees and Officers as of October 31, 2009.

                                     NUMBER OF
                                   PORTFOLIOS IN
                                   THE ADVISORS'
                                 INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)           OVERSEEN BY            OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             BOARD MEMBER         HELD BY BOARD MEMBER(3)
---------------------------   -----------------------   ------------------------
Currently performs various               30             Trustee of The Advisors'
services on behalf of SEI                               Inner Circle Fund II,
Investments for which Mr.                               Bishop Street Funds, SEI
Nesher is compensated.                                  Asset Allocation Trust,
                                                        SEI Daily Income Trust,
                                                        SEI Institutional
                                                        International Trust, SEI
                                                        Institutional
                                                        Investments Trust, SEI
                                                        Institutional Managed
                                                        Trust, SEI Liquid Asset
                                                        Trust, SEI Tax Exempt
                                                        Trust, and SEI Alpha
                                                        Strategy Portfolios,
                                                        L.P., Director of SEI
                                                        Global Master Fund, plc,
                                                        SEI Global Assets Fund,
                                                        plc, SEI Global
                                                        Investments Fund, plc,
                                                        SEI Investments Global,
                                                        Limited, SEI Investments
                                                        Global Fund Services,
                                                        Limited, SEI Investments
                                                        (Europe), Ltd, SEI
                                                        Investments Unit Trust
                                                        Management (UK), Limited
                                                        and SEI Global Nominee
                                                        Ltd., SEI Opportunity
                                                        Fund, L.P, SEI
                                                        Structured Credit Fund,
                                                        L.P., and SEI Multi-
                                                        Strategy Funds plc, SEI
                                                        Islamic Investments Fund
                                                        plc.

Self-employed consultant                 30             Trustee of The Advisors'
since 2003. Partner,                                    Inner Circle Fund II,
Morgan, Lewis & Bockius LLP                             Bishop Street Funds, SEI
(law firm) from 1976-2003,                              Asset Allocation Trust,
counsel to the Trust, SEI,                              SEI Daily Income Trust,
SIMC, the Administrator and                             SEI Institutional
the Distributor. Secretary                              International Trust, SEI
of SEI Investments since                                Institutional
1978.                                                   Investments Trust, SEI
                                                        Institutional Managed
                                                        Trust, SEI Liquid Asset
                                                        Trust, SEI Tax Exempt
                                                        Trust, and SEI Alpha
                                                        Strategy Portfolios,
                                                        L.P., Director of SEI
                                                        since 1974. Director of
                                                        the Distributor since
                                                        2003. Director of SEI
                                                        Investments Global Fund
                                                        Services Limited, SEI
                                                        Investments Global,
                                                        Limited, SEI Investments
                                                        (Europe) Limited, SEI
                                                        Investments (Asia),
                                                        Limited and SEI Asset
                                                        Korea Co., Ltd., SEI
                                                        Global Nominee Limited
                                                        and SEI Investments Unit
                                                        Trust Management (UK)
                                                        Limited.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                           TERM OF
                                    POSITION(S)           OFFICE AND
       NAME, ADDRESS,                HELD WITH             LENGTH OF
          AGE(1)                     THE TRUST          TIME SERVED(2)
---------------------------   -----------------------   --------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY                       Trustee            (Since 1994)
78 yrs. old

GEORGE J. SULLIVAN, JR.               Trustee            (Since 1999)
66 yrs. old

BETTY L. KRIKORIAN                    Trustee            (Since 2005)
66 yrs. old

CHARLES E. CARLBOM                    Trustee            (Since 2005)
75 yrs. old

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

                                     NUMBER OF
                                   PORTFOLIOS IN
                                   THE ADVISORS'
                                 INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)           OVERSEEN BY            OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             BOARD MEMBER         HELD BY BOARD MEMBER(3)
---------------------------   -----------------------   ------------------------

Attorney, Solo Practitioner              30             Trustee of The Advisors'
since 1994. Partner,                                    Inner Circle Fund II,
Dechert, Price & Rhoads                                 Bishop Street Funds and
(law firm), September                                   U.S. Charitable Gift
1987-December 1993.                                     Trust, SEI Asset
                                                        Allocation Trust, SEI
                                                        Daily Income Trust, SEI
                                                        Institutional
                                                        International Trust, SEI
                                                        Institutional
                                                        Investments Trust, SEI
                                                        Institutional Managed
                                                        Trust, SEI Liquid Asset
                                                        Trust, SEI Tax Exempt
                                                        Trust, and SEI Alpha
                                                        Strategy Portfolios,
                                                        L.P.

Chief Executive Officer                  30             Trustee of the Advisors'
Newfound Consultants, Inc.                              Inner Circle Fund II,
since April 1997.                                       Bishop Street Funds,
                                                        State Street Navigator
                                                        Securities Lending
                                                        Trust, SEI Asset
                                                        Allocation Trust, SEI
                                                        Daily Income Trust, SEI
                                                        Institutional
                                                        International Trust, SEI
                                                        Institutional
                                                        Investments Trust, SEI
                                                        Institutional Managed
                                                        Trust, SEI Liquid Asset
                                                        Trust, SEI Tax Exempt
                                                        Trust, and SEI Alpha
                                                        Strategy Portfolios,
                                                        L.P., Director of SEI
                                                        Opportunity Fund, L.P.,
                                                        and SEI Structured
                                                        Credit Fund, L.P.,
                                                        member of the
                                                        independent review
                                                        committee for SEI's
                                                        Canadian-registered
                                                        mutual funds.

Vice President Compliance,               30             Trustee of The Advisors'
AARP Financial Inc. since                               Inner Circle Fund II and
2008. Self-Employed Legal                               Bishop Street Funds.
and Financial Services
Consultant since 2003.
Counsel to State Street
Bank Global Securities and
Cash Operations from 1995
to 2003.

Self-Employed Business                   30             Trustee of The Advisors'
Consultant, Business                                    Inner Circle Fund II and
Project Inc. since 1997.                                Bishop Street Funds.
CEO and President, United                               Director of Oregon
Grocers Inc. from 1997 to                               Transfer Co.
2000.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                           TERM OF
                                    POSITION(S)           OFFICE AND
       NAME, ADDRESS,                HELD WITH             LENGTH OF
          AGE(1)                     THE TRUST          TIME SERVED(2)
---------------------------   -----------------------   --------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A. JOHNSON                   Trustee            (Since 2005)
67 yrs. old

JAMES K. DARR                         Trustee            (Since 2008)
65 yrs. old

OFFICERS

PHILIP T. MASTERSON                  President           (Since 2008)
45 yrs. old

MICHAEL LAWSON                 Treasurer, Controller     (Since 2005)
49 yrs. old                     and Chief Financial
                                     Officer

RUSSELL EMERY                    Chief Compliance        (Since 2006)
46 yrs. old                          Officer

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

                                     NUMBER OF
                                   PORTFOLIOS IN
                                   THE ADVISORS'
                                 INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)           OVERSEEN BY            OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             BOARD MEMBER         HELD BY BOARD MEMBER(3)
---------------------------   -----------------------   ------------------------
Retired.                                 30             Director, Federal
                                                        Agricultural Mortgage
                                                        Corporation. Trustee of
                                                        The Advisors' Inner
                                                        Circle Fund II and
                                                        Bishop Street Funds.

CEO, Office of Finance,                  30             Director of Federal Home
FHL Banks from 1992 to                                  Loan Bank of Pittsburgh
2007.                                                   and Manna, Inc. Mortgage
                                                        Corporation and Trustee
                                                        of the Advisors' Inner
                                                        Circle Fund II and
                                                        Bishop Street Funds.

Managing Director of SEI                N/A                        N/A
Investments since 2006.
Vice President and
Assistant Secretary of the
Administrator from 2004 to
2006. General Counsel of
Citco Mutual Fund Services
from 2003 to 2004. Vice
President and Associate
Counsel for the Oppenheimer
Funds from 2001 to 2003.

Director, SEI Investments,              N/A                        N/A
Fund Accounting since July
2005. Manager, SEI
Investments AVP from April
1995 to February 1998 and
November 1998 to July 2005.

Chief Compliance Officer of             N/A                        N/A
SEI Structured Credit Fund,
LP and SEI Alpha Strategy
Portfolios, LP since June
2007. Chief Compliance
Officer of SEI Opportunity
Fund, L.P., SEI
Institutional Managed
Trust, SEI Asset Allocation
Trust, SEI Institutional
International Trust, SEI
Daily Income Trust, SEI
Liquid Asset Trust and SEI
Tax Exempt Trust since
March 2006. Director of
Investment Product
Management and Development
at SEI Investments since
February 2003. Senior
Investment Analyst - Equity
team, SEI Investments from
March 2000 to February
2003.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                           TERM OF
                                    POSITION(S)           OFFICE AND
       NAME, ADDRESS,                HELD WITH             LENGTH OF
          AGE(1)                     THE TRUST          TIME SERVED(2)
---------------------------   -----------------------   --------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO                    Vice President        (Since 2007)
36 yrs. old                        and Secretary

CAROLYN F. MEAD                  Vice President and      (Since 2005)
52 yrs. old                     Assistant Secretary

JAMES NDIAYE                      Vice President         (Since 2005)
41 yrs. old                        and Assistant
                                     Secretary

TIMOTHY D. BARTO                   Vice President        (Since 2000)
41 yrs. old                        and Assistant
                                     Secretary

MICHAEL BEATTIE                    Vice President        (Since 2009)
44 yrs. old

ANDREW S. DECKER                    AML Officer          (Since 2008)
46 yrs. old

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

                                     NUMBER OF
                                   PORTFOLIOS IN
                                   THE ADVISORS'
                                 INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)           OVERSEEN BY           OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             BOARD MEMBER         HELD BY BOARD MEMBER
---------------------------   -----------------------    --------------------

Corporate Counsel of SEI                N/A                       N/A
Investments since 2007;
Associate Counsel, ICMA-RC
2004 to 2007; Federal
Investigator, U.S.
Department of Labor 2002 to
2004; U.S. Securities and
Exchange
Commission-Division of
Investment Management, 2003

Corporate Counsel of SEI                N/A                       N/A
Investments since 2007;
Associate, Stradley, Ronon,
Stevens & Young 2004 to
2007; Counsel at ING
Variable Annuities from1999
to 2002.

Employed by SEI Investments             N/A                       N/A
Company since 2004. Vice
President, Deutsche Asset
Management from 2003-2004.
Associate, Morgan, Lewis &
Bockius LLP from 2000-2003.
Counsel, Assistant Vice
President, ING Variable
Annuities Group from
1999-2000.

General Counsel, Vice                   N/A                       N/A
President and Assistant
Secretary of SEI
Investments Global Funds
Services since 1999;
Associate, Dechert (law
firm) from 1997-1999;
Associate, Richter, Miller
& Finn (law firm) from
1994-1997.

Director of Client Services             N/A                       N/A
at SEI since 2004.

Compliance Officer and                  N/A                       N/A
Product Manager, SEI
Investments 2005-2008. Vice
President, Old Mutual
Capital, 2000-2005.
Operations Director,
Prudential Investments,
1998-2000.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Portfolio is designating the following items with regard to distributions paid during the year.

                                                 DIVIDENDS
                                               QUALIFYING FOR
                                                  CORPORATE
  LONG TERM       ORDINARY                        DIVIDEND      QUALIFYING       U.S.        INTEREST
CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE      DIVIDEND     GOVERNMENT      RELATED
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION(1)     INCOME(2)   INTEREST(3)   DIVIDENDS(4)
------------   -------------   -------------   --------------   ----------   -----------   ------------
   96.45%          3.55%          100.00%          100.00%        100.00%       0.00%          0.34%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH RELIEF RECONCILIATION ACT OF 2003 AND ITS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND - ICM SMALL COMPANY PORTFOLIO WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS A PERCENTAGE OF NET INVESTMENT INCOME THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID FOR FOREIGN INVESTORS.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2009. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2009 FORM 1099-DIV.

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:

                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                              Baltimore, MD 21201

                                  DISTRIBUTOR:

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:

                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:

                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-AR-001-0800

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                         2009                                           2008
                      ------------------------------------------   ---------------------------------------------
                                                      All other                                       All other
                                                      fees and                                        fees and
                                     All fees and    services to                     All fees and   services to
                      All fees and    services to      service      All fees and     services to       service
                       services to      service      affiliates      services to       service       affiliates
                        the Trust     affiliates    that did not   the Trust that     affiliates    that did not
                        that were      that were       require          were          that were        require
                      pre-approved   pre-approved   pre-approval    pre-approved     pre-approved   pre-approval
                      ------------   ------------   ------------   --------------   -------------   ------------
(a)   Audit Fees        $232,354          $0             $0           $246,200            $0             $0
(b)   Audit-Related
         Fees           $      0          $0             $0           $      0            $0             $0
(c)   Tax Fees          $      0          $0             $0           $      0            $0             $0
(d)   All Other
         Fees           $      0          $0             $0           $      0            $0             $0

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                         2009                                           2008
                      ------------------------------------------   ---------------------------------------------
                                                      All other                                       All other
                                                      fees and                                        fees and
                                     All fees and    services to                     All fees and   services to
                      All fees and    services to      service      All fees and     services to       service
                       services to      service      affiliates      services to       service       affiliates
                        the Trust     affiliates    that did not   the Trust that     affiliates    that did not
                        that were      that were       require          were          that were        require
                      pre-approved   pre-approved   pre-approval    pre-approved     pre-approved   pre-approval
                      ------------   ------------   ------------   --------------   -------------   ------------
(a)   Audit Fees        $245,808          N/A            N/A          $316,360           N/A             N/A
(b)   Audit-Related
         Fees                N/A          N/A            N/A               N/A           N/A             N/A
(c)   Tax Fees               N/A          N/A            N/A               N/A           N/A             N/A
(d)   All Other
         Fees                N/A          N/A            N/A               N/A           N/A             N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     N/A
Tax Fees              0%     N/A
All Other Fees        0%     N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President
Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President
Date: January 4, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date: January 4, 2010